RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
RESTRICTED NET ASSETS
14.	RESTRICTED NET ASSETS
Prior to payment of dividends, pursuant to the laws applicable to the PRC’s foreign investment enterprises, the VIE and the VIE’s subsidiaries must make appropriations from after-tax
profit to
non-distributable
reserve funds as determined by the board of directors of each company. These reserves include (i) general reserve and (ii) the development fund.
Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax
income as determined under PRC laws and regulations at each
year-end
until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company’s discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends. During the years ended December 31, 2019 and 2020, the Group’s appropriations to the general reserve amounted to RMB7,673 and nil, respectively.
PRC laws and regulations require private schools that require reasonable returns to make annual appropriations of no less than 25% of after-tax
income prior to payments of dividend to its development fund, which is to be used for the construction or maintenance of the school or procurement or upgrading of educational equipment. For private schools that do not require reasonable returns, this amount should be equivalent to no less than 25% of the annual increase of net assets of the school as determined in accordance with generally accepted accounting principles in the PRC. During the years ended December 31, 2019 and 2020, the Group’s appropriations to the development fund amounted to RMB18,812 and RMB527 (US$81), respectively.
These reserves are included as statutory reserves in the consolidated statements of changes in shareholders’ equity. The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.
Relevant PRC laws and regulations restrict the WFOE and the VIEs from transferring certain of their net assets to the Company in the form of loans, advances or cash dividends. Amounts restricted include the paid in capital and statutory reserves of the WFOE and the VIEs, totaling approximately RMB240,925 (US$36,923) as of December 31, 2020.